Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Income Taxes
Net loss for the period	$ (1,235,352)	$ (1,664,285)	$ (2,132,149)	$ (1,752,526)	$ (3,752,751)	$ (2,685,782)
Federal and state income tax rates					21.00%	26.45%
Expected income tax recovery					$ (788,078)	$ (710,389)
Permanent differences					1,342,979	528,510
Change in estimates and others					120,554	225,902
Change in tax rates					178,289	(725,324)
Change in benefit not recognized					(853,744)	(223,421)
Total income tax recovery					$ 0	$ (904,722)